Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Formation and operating costs	$ 616,773	$ 113,640	$ 113,869	$ 1,375,230	$ 413,230
Franchise tax expenses	50,000	0	0	150,000	120,647
Loss from Operations	(666,773)	(113,640)	(113,869)	(1,525,230)	(533,877)
Other Income (Expense)
Bank incentive			5		5
Interest earned on marketable securities held in trust account		747	747		3,213
Dividends earned on marketable securities held in Trust Account	529,950	0		699,327
Loss on change in fair value of Sponsor Working Capital Loan	(5,200)	0		(4,200)
Change in fair value of warrant liability	(270,488)	(680,914)	(680,914)	3,431,576	5,621,902
Offering costs allocated to warrants					(505,696)
Offering costs allocated to warrants		(505,696)	(505,696)		(505,696)
Other Income (Loss)	254,262	(1,185,863)	(1,185,858)	4,126,703	5,119,424
Income (Loss) before income taxes	(412,511)	(1,299,503)	(1,299,727)	2,601,473
Income tax expense	(109,621)			(112,535)
Net Income (Loss)	(522,132)	(1,299,503)	(1,299,727)	2,488,938	$ 4,585,547
Common Class A [Member]
Other Income (Expense)
Net Income (Loss)	$ (421,792)	$ (931,099)	$ (710,219)	$ 2,009,274
Weighted average shares outstanding of Class B common stock	12,085,425	6,318,473	2,516,448	12,043,159
Basic and diluted net income (loss) per common stock	$ (0.03)	$ (0.15)	$ (0.28)	$ 0.17
Common Class B [Member]
Other Income (Expense)
Net Income (Loss)	$ (100,340)	$ (368,404)	$ (589,508)	$ 479,664
Weighted average shares outstanding of Class B common stock	2,875,000	2,500,000	2,088,745	2,875,000
Basic and diluted net income (loss) per common stock	$ (0.03)	$ (0.15)	$ (0.28)	$ 0.17
Class A common stock subject to redemption
Other Income (Expense)
Weighted average shares outstanding of Class B common stock					4,996,904
Basic and diluted net income (loss) per common stock					$ 0.62
Class A non-redeemable common stock
Other Income (Expense)
Weighted average shares outstanding of Class B common stock					226,915
Basic and diluted net income (loss) per common stock					$ 0.62
Class B non-redeemable common stock
Other Income (Expense)
Weighted average shares outstanding of Class B common stock					2,205,882
Basic and diluted net income (loss) per common stock					$ 0.62